Analysis of performance by segment - UK and Europe asset management (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating profit based on longer-term investment returns:
Staff costs	£ (1,985)	£ (1,885)	£ (1,475)
Operating profit based on longer-term investment returns	4,699	4,256	3,969
Operations within segments | UK and Europe asset management
Operating profit based on longer-term investment returns:
Asset management fee income	1,027	900	934
Other income	7	23	5
Staff costs	(400)	(332)	(293)
Other costs	(202)	(212)	(240)
Underlying profit before performance-related fees	432	379	406
Share of associate results	15	13	14
Performance-related fees	53	33	22
Operating profit based on longer-term investment returns	£ 500	£ 425	£ 442